Impairments of Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 US Lab	Dec. 31, 2013 Europe	Dec. 31, 2011 Science Education	Dec. 31, 2013 Science Education	Dec. 31, 2013 Emerging Business
Goodwill And Intangible Assets [Line Items]
Impairment charges	$ 2.8
Estimated fair value exceeds carrying value of indefinite-lived intangible assets				22	115		1	5
Estimated fair value exceeds carrying value of goodwill				183	1,000			64
Indefinite-lived intangible assets, carrying value						18.7
Indefinite-lived intangible assets, estimated fair values						15.4
Pre-tax impairment charges						3.3
Goodwill, Carrying Value	$ 1,926.5	$ 1,877.4	$ 1,795.1